Events after the Reporting Date (Details) - USD ($)		1 Months Ended
	Feb. 07, 2023	Feb. 17, 2023	Jan. 18, 2023
Events after the Reporting Date (Details) [Line Items]
Par value (in Dollars per share)	$ 0.0001
Authorized share capital	435,500
Shareholders voting percentage	95.00%
Exercise price of each warrant (in Dollars per share)	$ 230
Principal amount of Convertible (in Dollars)	$ 1,000
Voting rights percentage		100.00%
Convertible Notes [Member]
Events after the Reporting Date (Details) [Line Items]
Principal amount (in Dollars)	$ 1,000
Preference shares [member]
Events after the Reporting Date (Details) [Line Items]
Par value (in Dollars per share)	$ 0.002
Preference shares	250,000
Class A Ordinary Shares [Member]
Events after the Reporting Date (Details) [Line Items]
Par value (in Dollars per share)	$ 0.002
Authorized share capital	165,000,000
Class B Ordinary Shares [Member]
Events after the Reporting Date (Details) [Line Items]
Par value (in Dollars per share)	$ 0.002
Authorized share capital	2,500,000
Class C Ordinary Shares [Member]
Events after the Reporting Date (Details) [Line Items]
Par value (in Dollars per share)	$ 0.002
Authorized share capital	50,000,000
Issuance of convertible senior notes [Member]
Events after the Reporting Date (Details) [Line Items]
Convertible notes	200
Minimum [Member]
Events after the Reporting Date (Details) [Line Items]
Inventory shares			40,000
Maximum [Member]
Events after the Reporting Date (Details) [Line Items]
Inventory shares			50,000